SUPPLEMENTARY INSURANCE INFORMATION- SCHEDULE III (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplementary Insurance Information By Segment [Line Items]
Deferred Policy Acquistion Cost	$ 3,728	$ 3,545
Policyholders' account balances	28,263	26,033
Future Policy Benefits And Other Policyholders' Funds	22,687	21,595
Policy Charges and Premium Revenue	3,848	3,845	3,597
Net Investment Income (Loss) (1)	1,338	4,502	1,976
Policyholders' Benefit and Interest Credited	4,155	5,359	4,032
Amortization of Deferred Policy Acquisition Costs	576	3,620	(326)
Other Operating Expense (2)	4,371	4,769	4,487
Insurance [Member]
Supplementary Insurance Information By Segment [Line Items]
Deferred Policy Acquistion Cost	3,728	3,545
Policyholders' account balances	28,263	26,033
Future Policy Benefits And Other Policyholders' Funds	22,687	21,595
Policy Charges and Premium Revenue	3,848	3,845	3,597
Net Investment Income (Loss) (1)	1,242	4,526	1,943
Policyholders' Benefit and Interest Credited	4,155	5,359	4,032
Amortization of Deferred Policy Acquisition Costs	576	3,620	(326)
Other Operating Expense (2)	1,844	1,877	1,959
Investment Management [Member]
Supplementary Insurance Information By Segment [Line Items]
Deferred Policy Acquistion Cost	0	0
Policyholders' account balances	0	0
Future Policy Benefits And Other Policyholders' Funds	0	0
Policy Charges and Premium Revenue	0	0	0
Net Investment Income (Loss) (1)	65	(58)	2
Policyholders' Benefit and Interest Credited	0	0	0
Amortization of Deferred Policy Acquisition Costs	0	0	0
Other Operating Expense (2)	2,548	2,914	2,559
Consolidation Eliminations [Member]
Supplementary Insurance Information By Segment [Line Items]
Deferred Policy Acquistion Cost	0	0
Policyholders' account balances	0	0
Future Policy Benefits And Other Policyholders' Funds	0	0
Policy Charges and Premium Revenue	0	0	0
Net Investment Income (Loss) (1)	31	34	31
Policyholders' Benefit and Interest Credited	0	0	0
Amortization of Deferred Policy Acquisition Costs	0	0	0
Other Operating Expense (2)	$ (21)	$ (22)	$ (31)